SCHEDULE OF OUTSTANDING WARRANTS (Details)	3 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 ₪ / shares shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,620,544	4,620,544	4,620,544	4,928,329
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,063,325	1,063,325	1,063,325
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 4.80		₪ 17.8545
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	546,653	546,653	546,653
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 4.80		₪ 17.8545
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	88,440	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 19.52		₪ 72.563
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	433,825	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 19.52		₪ 72.563
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	652,546	652,546	652,546
Expiry date	Nov. 06, 2024
Exercise price | (per share)	$ 3.67	$ 5.10
Warrants six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	791,050	791,050	791,050
Expiry date	Jun. 12, 2025
Exercise price | (per share)	$ 5.50	$ 7.33
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	202,621	202,621	202,621
Expiry date	Dec. 12, 2025
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	591,062	591,062	591,062
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,333	21,333	21,333
Expiry date	Oct. 02, 2026
Exercise price | (per share)	$ 1.875	$ 2.70
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	229,688	229,688	229,688
Expiry date	Jan. 29, 2030
Exercise price | (per share)	$ 8.00	$ 8.00